Discontinued Operations - Summary of Asset Retirement Obligations Activity Included in Liabilities Held For Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Fiscal year opening balance	$ 0	$ 397
Fiscal year closing balance	0	0
Less current asset retirement obligations	0	0
Long-term asset retirement obligations	0	0
Liabilities Held For Sale
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Fiscal year opening balance	2,647	2,476
Accretion expense	171	171
Fiscal year closing balance	2,818	2,647
Less current asset retirement obligations	0	0
Long-term asset retirement obligations	$ 2,818	$ 2,647